Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016
Foreign currency translation adjustment, tax		¥ 0		¥ 0		¥ 0
Foreign currency translation adjustments, net of nil tax	$ 4,552	31,604		130,668		(15,265)
Foreign exchange gains/(losses)	$ 4,026	27,953		(78,101)		185
Allowance for entrusted loans		¥ 1,667		1,400
Allowance for doubtful accounts				17,157		0	¥ 0
Land use rights, estimated useful lives	50 years	50 years
Construction in process	$ 813			0			¥ 5,645
Amortization expenses		¥ 0		111		129
Impairment loss on goodwill		0		0
Impairment charge | $	$ 0		$ 0		$ 0
Shipping costs included in fulfillment expenses		311,394		338,097		162,114
Advertising expenses		¥ 365,914		599,713		463,105
Vesting period	4 years	4 years
Employee social benefits included as expenses		¥ 66,131		46,387		32,790
Government grant		21,663		44,904		54,372
Statutory reserves
Appropriations to statutory reserves		¥ 20,246		¥ 14,734		¥ 13
Minimum
Annual rate (as a percentage)	4.35%						4.35%	4.35%
Maximum
Annual rate (as a percentage)	10.00%						10.00%	10.00%
Foreign invested enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%						10.00%
Maximum percentage of the company's registered capital required to be held in reserve	50.00%						50.00%
Domestic enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%						10.00%
Maximum percentage of the company's registered capital required to be held in reserve	50.00%						50.00%